UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

              FORM 13F

         FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 1999

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Eagle Growth Investors, L.L.C.
Address: 800 Third Avenue
         New York, New York 10022

13F File Number:   28-6566

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         David A. Rosenfeld
Title:        President/CEO
Phone:        (212) 652-4800
Signature, Place, and Date of Signing:

  David A. Rosenfeld    New York, New York  October 25, 1999

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     83

Form 13F Information Table Value Total:     $246,847,000



TABLE>
                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
[S]                            [C]              [C]       [C]      [C]      [C]
[C]  [C]     [C]          [C]      [C]      [C]
A T & T                        COM              001957109     6181   142097 SH
     SOLE                   142097
AT&T-Liberty Media Class A     COM              001957208      599    16050 SH
     SOLE                    16050
Abbott Labs                    COM              002824100     1508    41100 SH
     SOLE                    41100
Albertsons                     COM              013104104      831    21000 SH
     SOLE                    21000
AmeriCredit                    COM              03060R101     2229   149200 SH
     SOLE                   149200
America Online                 COM              02364j104     5731    55077 SH
     SOLE                    55077
American Intl Group            COM              026874107      694     7984 SH
     SOLE                     7984
American Tower                 COM              029912201     6779   345405 SH
     SOLE                   345405
Anadarko Petroleum             COM              032511107     1617    52900 SH
     SOLE                    52900
Analog Devices                 COM              032654105      882    17200 SH
     SOLE                    17200
Autozone                       COM              053332102     2065    73575 SH
     SOLE                    73575
Avalon Bay                     COM              053484101     3066    90512 SH
     SOLE                    90512
BT Private Equity Fund LLC     COM              075994103      185   175000 SH
     SOLE                   175000
Banc One Corp.                 COM              059438101      309     8885 SH
     SOLE                     8885
Bank of Boston                 COM              060716107      344     7920 SH
     SOLE                     7920
Bed Bath & Beyond              COM              075896100     3346    95760 SH
     SOLE                    95760
Berkshire Hathaway Cl B        COM              084670207     4609     2483 SH
     SOLE                     2483
Biogen                         COM              090597105     2380    30200 SH
     SOLE                    30200
Brinker International          COM              109641100     1408    52012 SH
     SOLE                    52012
Bristol Myers Squibb           COM              110122108      675    10000 SH
     SOLE                    10000
CBS Corporation                COM              12490K107     7893   170653 SH
     SOLE                   170653
Carnival Cruise                COM              143658102     3329    76525 SH
     SOLE                    76525
Cendant                        COM              151313103     3374   190082 SH
     SOLE                   190082
Chesapeake Energy              COM              165167107       39    10000 SH
     SOLE                    10000
Cisco Systems                  COM              17275R102     9564   139489 SH
     SOLE                   139489
Citigroup                      COM              172967101     8226   186947 SH
     SOLE                   186947
Clear Channel                  COM              184502102     9835   123130 SH
     SOLE                   123130
Coca Cola                      COM              191216100      864    17900 SH
     SOLE                    17900
Compaq Computer                COM              204493100     3100   135531 SH
     SOLE                   135531
Computer Sciences              COM              205363104     6049    86025 SH
     SOLE                    86025
Disney Walt                    COM              254687106      924    35550 SH
     SOLE                    35550
EMC Corp                       COM              268648102     4656    65230 SH
     SOLE                    65230
Elan Corp. ADR                 COM              284131208     4172   124300 SH
     SOLE                   124300
Ericsson Telephone             COM              294821400      228     7300 SH
     SOLE                     7300
Exxon                          COM              302290101      690     9076 SH
     SOLE                     9076
GP Strategies                  COM              36225V104     1537   136600 SH
     SOLE                   136600
GTE                            COM              362320103      807    10500 SH
     SOLE                    10500
Gannett                        COM              364730101      273     3940 SH
     SOLE                     3940
General Electric               COM              369604103      819     6904 SH
     SOLE                     6904
Gillette                       COM              375766102      795    23428 SH
     SOLE                    23428
HCR Manor Care                 COM              404134108     1406    81825 SH
     SOLE                    81825
Hannaford Bros.                COM              410550107      254     3600 SH
     SOLE                     3600
Hewlett Packard                COM              428236103     2832    31205 SH
     SOLE                    31205
Home Depot                     COM              437076102     8130   118464 SH
     SOLE                   118464
Inktomi Corporation            COM              457277101     1672    13930 SH
     SOLE                    13930
Intel                          COM              458140100     5357    72082 SH
     SOLE                    72082
Intimate Brands                COM              461156101     1644    42210 SH
     SOLE                    42210
Kent Electronics               COM              490553104     8875   479740 SH
     SOLE                   479740
Kohls Corp                     COM              500255104     3114    47100 SH
     SOLE                    47100
MCI Worldcom                   COM              55268B106    11225   156176 SH
     SOLE                   156176
Merck                          COM              589331107     3545    54700 SH
     SOLE                    54700
Metamor Worldwide              COM              59133P100     8550   481700 SH
     SOLE                   481700
Microsoft                      COM              594918104      353     3900 SH
     SOLE                     3900
Mirage Resorts                 COM              60462E104      436    31150 SH
     SOLE                    31150
Mobil                          COM              607059102      309     3070 SH
     SOLE                     3070
Morgan J.P.                    COM              616880100      484     4240 SH
     SOLE                     4240
Morgan Stanley Dean Witter     COM              617446448     6004    67323 SH
     SOLE                    67323
National Data Corp.            COM              635621105      728    28000 SH
     SOLE                    28000
NextLink Communications        COM              65333h707      216     4160 SH
     SOLE                     4160
Nextel Communications          COM              65332v103     4115    60675 SH
     SOLE                    60675
Nokia                          COM              654902204     5445    60580 SH
     SOLE                    60580
Nordstrom                      COM              655664100     2043    75665 SH
     SOLE                    75665
Novavax                        COM              670002104       42    10000 SH
     SOLE                    10000
Ocean Energy INC TEX           COM              67481E106     3258   319833 SH
     SOLE                   319833
Pfizer                         COM              717081103     2714    75640 SH
     SOLE                    75640
Pimco Advisors L.P.            COM              683928105      310     9830 SH
     SOLE                     9830
Providian Financial            COM              74406A102     5793    73150 SH
     SOLE                    73150
Restoration Hardware           COM              760981100      488    65000 SH
     SOLE                    65000
Schlumberger                   COM              806857108      409     6570 SH
     SOLE                     6570
Staples                        COM              855030102     5271   241649 SH
     SOLE                   241649
Sun Communities                COM              866674104     2568    77675 SH
     SOLE                    77675
Symbol Technologies            COM              871508107     4539   134975 SH
     SOLE                   134975
Taubman Centers                COM              876664103     1517   131950 SH
     SOLE                   131950
Teradyne                       COM              880770102      247     7000 SH
     SOLE                     7000
Texaco                         COM              881694103      219     3470 SH
     SOLE                     3470
Texas Instruments              COM              882508104    10286   125057 SH
     SOLE                   125057
Transaction System             COM              893416107     6118   227125 SH
     SOLE                   227125
Tyco Lab                       COM              902120104     2641    25583 SH
     SOLE                    25583
US Franchise Sytems            COM              902956309     2037   117650 SH
     SOLE                   117650
Verio, Inc.                    COM              923433106     4455   143725 SH
     SOLE                   143725
Wal Mart                       COM              931142103      766    16100 SH
     SOLE                    16100
Wells Fargo                    COM              949746101      808    20380 SH
     SOLE                    20380
William-Sonoma                 COM              969904101     3018    62150 SH
     SOLE                    62150
[/TABLE]